Expense Example, No Redemption {- Templeton World Fund} - Templeton World Fund-26 - Templeton World Fund - Class C	Jan. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 184
3 Years	569
5 Years	980
10 Years	$ 2,126